15008621

Nasdaq Stock Market

Received SEC

JAN 15 2016

Washington, DC 20549

CERT NAS

File No. 001-37678

**William Slattery, CFA**
**Vice President**
Listing Qualifications

*Electronic Mail Only*

January 15, 2016

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 15, 2016 The Nasdaq Stock Market (the "Exchange") received from SPI Energy Co., Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American depositary shares, each representing ten ordinary shares

Ordinary shares, nominal value US$0.000001 per share[1]

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

[1] Not for trading, but only in connection with the listing of the American depositary shares on The NASDAQ Global Select Market.

NYSE

15008620

**Silvio Conte (Joe)**
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

January 15, 2015

Received SEC

JAN 15 2016

Washington, DC 20549

CERT NYS
File No. 001-33519

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration shares of Depositary Shares Each Representing 1/1,000 of a 5.40% Cumulative Preferred Share of Beneficial Interest, Series B, par value $0.01 per share, of Public Storage under the Exchange Act of 1934.

Sincerely,

Silvio Conte